FINANCIAL INSTRUMENTS - Marketable Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Proceeds from sale of marketable securities	$ 10.4	$ 10.2
Acquisition date fair value of marketable securities sold	(10.3)	(10.7)
Gain (loss) on sale of marketable securities recorded in OCI	0.1	(0.5)
Reduction in value of marketable securities	(5.0)	0.0
Net realized change in fair value of marketable securities	$ (4.9)	$ (0.5)